(2) Significant Accounting Policies: Concentration of Credit Risk (Details) (Scenario, Previously Reported, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Scenario, Previously Reported
Concentration of Credit Risk as Percentage of Revenue	$ 2,450,984	$ 2,265,805
Concentration Risk, Percentage	12.00%	13.00%